Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Agreements	As at December 31, 2022, the Company was committed to the following interest rate swap agreement, related to its LIBOR-based debts, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement (1)	LIBOR	50,000	3,709	2.0	0.76
(1)Excludes the margins the Company pays on its variable-rate long-term debts, which, as of December 31, 2022, was 2.40%.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)
	$	$	$
As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	2,087	1,622	—
	2,087	1,622	—

As at December 31, 2021
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	(58)
Interest rate swap agreement	—	668	(118)
Forward freight agreements	—	—	(4)
Interest rate swap agreements	—	668	(180)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
Realized and unrealized gains (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivative instruments, excluding those held by the Teekay Gas Business (see Note 23), in the consolidated statements of income (loss) as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Realized gains (losses) relating to:
Interest rate swap agreements	532	(1,275)	(857)
Foreign currency forward contracts	(421)	(31)	379
Forward freight agreements	1,484	(572)	(1,242)
	1,595	(1,878)	(1,720)
Unrealized gains (losses) relating to:
Interest rate swap agreements	3,160	2,407	(889)
Foreign currency forward contracts	58	(58)	—
Forward freight agreements	4	(4)	86
	3,222	2,345	(803)
Total realized and unrealized gains (losses) on derivative instruments	4,817	467	(2,523)